Financial Risk Management (Details 3) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sensitivity analysis
Interest rate basis		CDI
Financial Assets	[1]	R$ 39,212	R$ 292,021
Marketable securities		380,514	166,349
Accounts Payable for Business Combination and acquisition of associates		(625,277)	(532,313)	R$ (48,055)
Lease liabilities		(140,563)	(160,542)	(173,103)
Bonds and financing		(842,996)	R$ (831,226)	R$ (793,341)
Total		(2,015,006)
Probable scenario over a 12-month horizon
Sensitivity analysis
Financial Assets		39,212
Marketable securities		380,514
Total		419,726
Accounts Payable for Business Combination and acquisition of associates		(625,277)
Lease liabilities		(140,563)
Bonds and financing		(842,996)
Total		(1,608,836)
Net exposure		R$ (1,189,110)
Interest rate -% p.a		0.00%
Percentage of deterioration of the projected rates		0.00%
Probable scenario over a 12-month horizon | 103.40% of CDI
Sensitivity analysis
Interest rate basis		CDI
Percentage of interest rate basis		103.40%
Probable scenario over a 12-month horizon | 103.39% of CDI
Sensitivity analysis
Interest rate basis		CDI
Percentage of interest rate basis		103.39%
Probable scenario over a 12-month horizon | 100% CDI
Sensitivity analysis
Interest rate basis		CDI
Percentage of interest rate basis		100.00%
Probable scenario over a 12-month horizon | CDI + 1.28%
Sensitivity analysis
Interest rate basis		CDI
Adjustment to interest rate basis		1.28%
Probable scenario over a 12-month horizon | CDI + 1.66%
Sensitivity analysis
Interest rate basis		CDI
Adjustment to interest rate basis		1.66%
Probable scenario over a 12-month horizon | Base Scenario
Sensitivity analysis
Interest rate basis		CDI
Adjustment to interest rate basis		12.43%
Short-term investments, Potential gain (loss)		R$ 4,874
Marketable securities, Potential gain (loss)		47,298
Total Financial Assets, Potential gain (loss)		52,172
Accounts Payable for Business Combination and acquisition of associates, Potential gain (loss)		(77,722)
Lease liabilities, Potential gain (loss)		(17,472)
Bonds and financing, Potential gain (loss)		(104,784)
Total Financial Liabilities, Potential gain (loss)		(199,978)
Net exposure, Potential gain (loss)		R$ (147,806)
Interest rate -% p.a		12.43%
Percentage of deterioration of the projected rates		0.00%
Probable scenario over a 12-month horizon | Scenario I
Sensitivity analysis
Short-term investments, Potential gain (loss)		R$ 6,093
Marketable securities, Potential gain (loss)		59,122
Total Financial Assets, Potential gain (loss)		65,215
Accounts Payable for Business Combination and acquisition of associates, Potential gain (loss)		(97,152)
Lease liabilities, Potential gain (loss)		(21,840)
Bonds and financing, Potential gain (loss)		(130,981)
Total Financial Liabilities, Potential gain (loss)		(249,973)
Net exposure, Potential gain (loss)		R$ (184,758)
Interest rate -% p.a		15.54%
Percentage of deterioration of the projected rates		25.00%
Probable scenario over a 12-month horizon | Scenario II
Sensitivity analysis
Short-term investments, Potential gain (loss)		R$ 7,311
Marketable securities, Potential gain (loss)		70,947
Total Financial Assets, Potential gain (loss)		78,258
Accounts Payable for Business Combination and acquisition of associates, Potential gain (loss)		(116,583)
Lease liabilities, Potential gain (loss)		(26,208)
Bonds and financing, Potential gain (loss)		(157,177)
Total Financial Liabilities, Potential gain (loss)		(299,968)
Net exposure, Potential gain (loss)		R$ (221,710)
Interest rate -% p.a		18.65%
Percentage of deterioration of the projected rates		50.00%

[1]	The Company invests in short-term fixed income investment funds with daily liquidity and no material risk of change in value. Financial investments presented an average gross yield of 103% of the annual CDI rate on December 31, 2022 (105.2% on December 31, 2021). All investments are highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value and correspond to the cash obligations for the period.